UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lewis E. Antone
Title: Deputy General Counsel and Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Lewis E. Antone           Palo Alto, CA                07/18/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  45
Form 13F Information Table Value Total:  123,079,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                  COM              018490102      4297      51615   SH         Sole                                NONE
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108      1552      26749   SH         Sole                                NONE
AON CORP                      COM              037389103      3276      63865   SH         Sole                                NONE
ARCH CHEMICALS INC            COM              03937R102      1912      55527   SH         Sole                                NONE
ARCH COAL INC                 COM              039380100      1812      67949   SH         Sole                                NONE
AVIS BUDGET GROUP             COM              053774105         0         10   SH         Sole                                NONE
BEMIS INC                     COM              081437105      2966      87807   SH         Sole                                NONE
BON-TON STORES INC            COM              09776J101         5        512   SH         Sole                                NONE
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109        83       3263   SH         Sole                                NONE
CARPENTER TECHNOLOGY CORP     COM              144285103      1386      24037   SH         Sole                                NONE
COCA COLA CO                  COM              191216100        62        928   SH         Sole                                NONE
COCA COLA ENTERPRISES INC NEW COM              19122T109      6259     214510   SH         Sole                                NONE
COMCAST CORP NEW              CL A             20030N101     24107     955488   SH         Sole                                NONE
COMCAST CORP NEW              CL A SPL         20030N200      3550     147180   SH         Sole                                NONE
CORELOGIC INC                 COM              21871D103      1889     113042   SH         Sole                                NONE
CRANE CO                      COM              224399105      1635      33097   SH         Sole                                NONE
DELTA AIR LINES INC DEL       COM NEW          247361702        67       7256   SH         Sole                                NONE
DOMINION RES INC VA NEW       COM              25746U109     11301     234116   SH         Sole                                NONE
EL PASO CORP                  COM              28336L109      8457     418668   SH         Sole                                NONE
FEDEX CORP                    COM              31428X106      1845      19450   SH         Sole                                NONE
FIFTH THIRD BANCORP           COM              316773100      5589     438314   SH         Sole                                NONE
FIRST AMERN FINL CORP         COM              31847R102      3803     242994   SH         Sole                                NONE
GARDNER DENVER INC            COM              365558105      1203      14319   SH         Sole                                NONE
HOSPIRA INC                   COM              441060100      4583      80889   SH         Sole                                NONE
INTERPUBLIC GROUP COS INC     COM              460690100       265      21239   SH         Sole                                NONE
ITT EDUCATIONAL SERVICES INC  COM              45068B109       868      11088   SH         Sole                                NONE
KELLOGG CO                    COM              487836108      1456      26315   SH         Sole                                NONE
KINDER MORGAN INC DEL         COM              49456B101      5492     191169   SH         Sole                                NONE
KULICKE & SOFFA INDS INC      COM              501242101       228      20483   SH         Sole                                NONE
LIBBEY INC                    COM              529898108       467      28789   SH         Sole                                NONE
MADISON SQUARE GARDEN CO      CL A             55826P100         8        294   SH         Sole                                NONE
MARATHON OIL CORP             COM              565849106      5226     163401   SH         Sole                                NONE
MOVADO GROUP INC              COM              624580106        44       2576   SH         Sole                                NONE
OLD DOMINION FGHT LINES INC   COM              679580100      2605      69838   SH         Sole                                NONE
OLIN CORP                     COM PAR $1       680665205       316      13944   SH         Sole                                NONE
POTLATCH CORP NEW             COM              737630103     10441     296044   SH         Sole                                NONE
SUN LIFE FINL INC             COM              866796105       505      16785   SH         Sole                                NONE
THOMSON REUTERS CORP          COM              884903105       219       5820   SH         Sole                                NONE
TITAN INTL INC ILL            COM              88830M102       503      20716   SH         Sole                                NONE
TRINITY INDS INC              COM              896522109        19        541   SH         Sole                                NONE
VALASSIS COMMUNICATIONS INC   COM              918866104       489      16130   SH         Sole                                NONE
VIACOM INC NEW                CL A             92553P102        29        508   SH         Sole                                NONE
VIACOM INC NEW                CL B             92553P201      1588      31146   SH         Sole                                NONE
VIASAT INC                    COM              92552V100       672      15523   SH         Sole                                NONE
WYNDHAM WORLDWIDE CORP        COM              98310W108         0         12   SH         Sole                                NONE